Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Sales	$ 1,435,416	$ 880,454
Less excise taxes	379,972	138,897
Net sales	1,055,444	741,557
Cost of sales	494,889	303,220
Gross profit	560,555	438,337
Selling, general, and administrative expenses	1,366,341	347,582
Goodwill impairment	3,246,149
(Loss) income from operations	(4,051,935)	90,755
Other expenses - net	3,736	3,769
(Loss) income before income taxes	(4,055,671)	86,986
Provision for income taxes	1,500
Net (loss) income	$ (4,057,171)	$ 86,986
Basic and diluted net (loss) income per common share	$ (0.12)	$ 0.00